Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

10. Supplemental Cash Flow Information

The following table provides supplemental cash flow information for the three months ended March 31, 2021 and 2020:

	Three months ended March 31,
	2021	2020
	(in thousands)

Cash paid for interest	$—	$306

Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows from operating leases	$(321)	$(404)

Operating cash flows from finance leases	$(1)	$(9)

Note 17. Supplemental Cash Flow Information

The following table provides supplemental cash flow information for the years ended December 31, 2020 and 2019:

	Years Ended December 31,
	2020	2019
	(in thousands)
Cash paid for interest	$(144)	$(53)

Cash paid for taxes	$-	$-

Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows from operating leases	$(1,446)	$(1,255)

Operating cash flows from finance leases	$(29)	$(50)

Right-of-use assets obtained in exchange for lease obligations	$1,007	$21

The following table provides supplemental disclosures of noncash financing activities for the year ended December 31, 2020 and 2019:

	Years Ended December 31,
	2020	2019
	(in thousands)
Warrants exercised where proceeds are included within prepaid expenses and other current assets	$11,978	$-

Settlement of convertible notes payable and convertible note payable derivative liabilities	$44,039	$-

Redemption of unexercised warrants included within prepaid expenses and other current assets	$(3)	$-